4. INVENTORY (Details) - Schedule of inventory - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of inventory [Abstract]
Specialty food products	$ 933,969	$ 1,034,786	$ 839,979
Operating materials and supplies	238,513	160,541	0
Total	$ 1,172,482	$ 1,195,327	$ 839,979